Leases (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended
	Mar. 31, 2023	Mar. 14, 2023	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Statement [Line Items]
Lease periodic payments			$ 19
Successor [Member]
Statement [Line Items]
Operating lease expenses	$ 9
Weighted average remaining lease term	2 years 8 months 12 days		2 years 8 months 12 days
Weighted average discount rate used to determine operating lease	8.00%		8.00%
Predecessor [Member]
Statement [Line Items]
Operating lease expenses		$ 57		$ 97
Weighted average remaining lease term					2 years 9 months 18 days
Weighted average discount rate used to determine operating lease					8.00%